Buffalo Early Stage Growth Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Consumer Discretionary - 7.8%
Automobile Components - 1.3%
Patrick Industries, Inc.	10,844	$ 973,574

Diversified Consumer Services - 2.4%
OneSpaWorld Holdings Ltd.	64,669	1,826,253

Hotels, Restaurants & Leisure - 1.5%
Accel Entertainment, Inc. (a)	87,142	1,098,861

Household Durables - 2.6%
Champion Homes, Inc. (a)	15,973	1,407,541
Lovesac Co. (a)	33,164	553,507
		1,961,048
Total Consumer Discretionary		5,859,736

Consumer Staples - 3.2%
Food Products - 3.2%
Mama's Creations, Inc. (a)	80,120	1,430,142
Once Upon a Farm PBC (a)	47,069	963,973
Total Consumer Staples		2,394,115

Energy - 2.5%
Energy Equipment & Services - 1.6%
Cactus, Inc. - Class A	13,423	687,660
HMH Holding, Inc. - Class A (a)	28,893	541,455
		1,229,115
Oil, Gas & Consumable Fuels - 0.9%
VAALCO Energy, Inc.	127,064	645,485
Total Energy		1,874,600

Financials - 7.0%
Capital Markets - 4.5%
GCM Grosvenor, Inc. - Class A	93,552	1,150,690
Hamilton Lane, Inc. - Class A	6,068	478,340
WisdomTree, Inc.	105,158	1,781,376
		3,410,406
Financial Services - 0.8%
Shift4 Payments, Inc. - Class A (a)	13,190	641,562

Insurance - 1.7%
Ategrity Specialty Holdings LLC (a)	52,466	1,261,283
Total Financials		5,313,251

Health Care - 25.3% (b)
Biotechnology - 5.8%
Arcutis Biotherapeutics, Inc. (a)	25,039	656,523
Ardelyx, Inc. (a)	87,641	446,969
Catalyst Pharmaceuticals, Inc. (a)	27,963	878,877
Kiniksa Pharmaceuticals International PLC (a)	20,581	1,316,155
Vericel Corp. (a)	24,137	1,073,855
		4,372,379

Health Care Equipment & Supplies - 7.7%
Carlsmed, Inc. (a)	51,453	534,082
Establishment Labs Holdings, Inc. (a)	14,505	1,244,674
LeMaitre Vascular, Inc.	12,244	1,174,934
Omnicell, Inc. (a)	24,325	1,009,974
OrthoPediatrics Corp. (a)	24,874	475,840
UFP Technologies, Inc. (a)	5,145	1,364,094
		5,803,598
Health Care Providers & Services - 4.6%
Castle Biosciences, Inc. (a)	23,865	569,180
Guardian Pharmacy Services, Inc. - Class A (a)	40,239	1,684,807
Option Care Health, Inc. (a)	27,354	573,614
Progyny, Inc. (a)	21,945	632,674
		3,460,275
Health Care Technology - 3.1%
HealthStream, Inc.	53,886	1,468,394
Simulations Plus, Inc. (a)	48,040	879,612
		2,348,006
Life Sciences Tools & Services - 1.5%
BioLife Solutions, Inc. (a)	41,161	1,162,387

Pharmaceuticals - 2.6%
Harrow, Inc. (a)	26,195	1,112,501
Nuvation Bio, Inc. (a)	142,397	808,815
		1,921,316
Total Health Care		19,067,961

Industrials - 24.6%
Aerospace & Defense - 5.7%
Aevex Corp. - Class A (a)	43,801	915,003
Cadre Holdings, Inc.	30,936	881,985
Red Cat Holdings, Inc. (a)	104,531	1,113,255
TAT Technologies Ltd. (a)	28,460	1,372,626
		4,282,869
Building Products - 1.2%
Hayward Holdings, Inc. (a)	51,453	890,651

Construction & Engineering - 4.5%
Bowman Consulting Group Ltd. (a)	38,356	1,119,995
Cardinal Infrastructure Group, Inc. - Class A (a)	24,552	2,312,799
		3,432,794
Electrical Equipment - 4.1%
Allient, Inc.	9,034	929,870
American Superconductor Corp. (a)	30,530	1,267,300
LSI Industries, Inc.	33,193	882,270
		3,079,440
Machinery - 5.0%
CECO Environmental Corp. (a)	11,570	1,049,862
Hillman Solutions Corp. (a)	121,615	1,026,431
Kornit Digital Ltd. (a)	37,702	612,657
Mayville Engineering Co., Inc. (a)	29,453	1,103,309
		3,792,259
Professional Services - 2.0%
Public Policy Holding Co., Inc.	47,070	348,789
Willdan Group, Inc. (a)	14,300	1,131,130
		1,479,919
Trading Companies & Distributors - 2.1%
Transcat, Inc. (a)	17,495	1,623,011
Total Industrials		18,580,943

Information Technology - 23.7%
Communications Equipment - 1.4%
Applied Optoelectronics, Inc. (a)	2,166	320,914
Calix, Inc. (a)	18,849	703,445
		1,024,359
Electronic Equipment, Instruments & Components - 9.5%
Frequency Electronics, Inc. (a)	18,710	1,241,409
Knowles Corp. (a)	19,490	808,445
Napco Security Technologies, Inc.	27,132	1,030,473
nLight, Inc. (a)	18,710	1,302,590
Ouster, Inc. (a)	31,958	1,998,014
Powerfleet, Inc. NJ (a)	199,255	763,147
		7,144,078
IT Services - 1.6%
Crexendo, Inc. (a)	99,549	743,631
Grid Dynamics Holdings, Inc. (a)	86,068	488,866
		1,232,497
Semiconductors & Semiconductor Equipment - 6.6%
ACM Research, Inc. - Class A (a)	13,156	1,669,365
Ambiq Micro, Inc. (a)	21,923	1,935,801
Impinj, Inc. (a)	9,848	1,410,529
		5,015,695
Software - 3.7%
i3 Verticals, Inc. - Class A (a)	45,092	963,165
nCino, Inc. (a)	22,450	367,058
Varonis Systems, Inc. (a)	24,793	1,040,314
Vertex, Inc. - Class A (a)	36,914	423,773
		2,794,310
Technology Hardware, Storage & Peripherals - 0.9%
CPI Card Group, Inc. (a)	32,742	680,379
Total Information Technology		17,891,318

Materials - 4.6%
Chemicals - 2.3%
Element Solutions, Inc.	12,218	583,410
Flotek Industries, Inc. (a)	49,697	1,168,873
		1,752,283
Construction Materials - 1.8%
Suncrete, Inc. - Class A (a)	57,778	1,301,738

Metals & Mining - 0.5%
Rare Earths Americas, Inc. (a)	24,654	376,713
Total Materials		3,430,734
TOTAL COMMON STOCKS (Cost $53,306,457)		74,412,658

REAL ESTATE INVESTMENT TRUSTS - 1.0%	Shares	Value
Real Estate - 1.0%
Health Care REITs - 1.0%
Community Healthcare Trust, Inc.	41,723	762,696
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $978,404)		762,696

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.57% (c)	328,246	328,246
TOTAL MONEY MARKET FUNDS (Cost $328,246)		328,246

TOTAL INVESTMENTS - 100.1% (Cost $54,613,107)		75,503,600

Liabilities in Excess of Other Assets - (0.1)%	(0.00083)	(62,562)
TOTAL NET ASSETS - 100.0%		$ 75,441,038

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Buffalo Early Stage Growth Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 74,412,658	$ –	$ –	$ 74,412,658
Real Estate Investment Trusts	762,696	–	–	762,696
Money Market Funds	328,246	–	–	328,246
Total Investments	$ 75,503,600	$ –	$ –	$ 75,503,600

Refer to the Schedule of Investments for further disaggregation of investment categories.